PRINCIPAL ACCOUNTING POLICIES - Share incentive plans (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based compensation disclosures
Number of options granted under share incentive plan	1,115,156	1,690,090	3,286,756
Number of option outstanding under share incentive plans (in shares)	7,197,982	6,796,112	6,709,008	4,710,758
Number of options modified under share incentive plan		(835,849)
Number of options converted from the modified under share incentive plan		209,026
Restricted stock units (RSUs) | Employees
Share-based compensation disclosures
Requisite service period	4 years	4 years
Ctrip 2007 Incentive Plan | Stock options | Employees
Share-based compensation disclosures
Number of option outstanding under share incentive plans (in shares)	2,133,432	2,438,190
Ctrip 2007 Incentive Plan | Restricted stock units (RSUs) | Employees
Share-based compensation disclosures
Restricted stock units outstanding (in shares)	2,899	429,354
Global Incentive Plan | Stock options | Employees
Share-based compensation disclosures
Number of options granted under share incentive plan	1,115,156	1,690,090
Number of option outstanding under share incentive plans (in shares)	5,064,550	4,357,922
Global Incentive Plan | Restricted stock units (RSUs) | Employees
Share-based compensation disclosures
Number of options granted under share incentive plan	68,861	18,750
Restricted stock units outstanding (in shares)	113,915	71,742
Modification
Share-based compensation disclosures
Share-based payment award, plan modification, description and terms	exercise price exceeding US$320 per ordinary share
Number of options modified under share incentive plan		835,849
Number of options converted from the modified under share incentive plan		209,026